UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2017 to February 15, 2017

Date of Report (Date of earliest event reported): February 23, 2017

M&T BANK HOLDINGS FUNDING, LLC

(Exact name of securitizer as specified in its charter)

025-01457	0001591743
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Brian R. Yoshida, Deputy General Counsel, (716) 842-5464

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), M&T Bank Holdings Funding, LLC is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1. February 15, 2017 was the date of the last payment on the last asset-backed security outstanding that was issued by M&T Auto Receivables Trust 2013-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

M&T BANK HOLDINGS FUNDING, LLC
(Securitizer)

Date: February 23, 2017	By:	/s/ Douglas A. Sheline
Name: Douglas A. Sheline
Title: President and Manager